File Nos. 333-174627

811-22564

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON SEPTEMBER 21, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 11	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

Thomas R. Hiller, Esq.
J.B. Kittredge, Esq.	Ropes & Gray LLP
GMO Series Trust	Prudential Tower
40 Rowes Wharf	800 Boylston Street
Boston, Massachusetts 02110	Boston, Massachusetts 02199
(Name and address of agents for service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	On __________, pursuant to paragraph (b), or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

This filing relates only to the 18 series of the Registrant listed on the front cover of the GMO Series Trust Prospectus, dated August 31, 2012, and filed with the Securities and Exchange Commission on August 30, 2012 with Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended, and Amendment No. 10 under the Investment Company Act of 1940, as amended.

GMO SERIES TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 under the Securities Act and Amendment No. 11 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 21st day of September, 2012.

GMO Series Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 9 to GMO Series Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	September 21, 2012

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	September 21, 2012

MARIA D. FURMAN* Maria D. Furman	Trustee	September 21, 2012

SANDRA WHISTON* Sandra Whiston	Trustee	September 21, 2012

* By:	/s/ Jason Harrison
Jason Harrison Attorney-in-Fact**

** Pursuant to Powers of Attorney for each of J.B. Kittredge and Sheppard N. Burnett, filed with the Securities and Exchange Commission (the “SEC”) as part of the Initial Registration Statement of the Registrant on May 31, 2011, pursuant to Power of Attorney for Maria D. Furman filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act on September 15, 2011, and pursuant to Power of Attorney for Sandra Whiston filed with the SEC as part of Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act and Amendment No. 7 to the Registration Statement under the 1940 Act on December 21, 2011.

GMO SERIES TRUST ANNUAL UPDATE 485(b) XBRL FILING (SEPTEMBER 2012)

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.